Jan. 22, 2024
Growth & Income Fund
Growth & Income Fund

TIAA-CREF Life Funds

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectuses and Statutory Prospectus dated May 1, 2023

The Board has also approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Life Growth Equity Fund	Nuveen Life Growth Equity Fund
TIAA-CREF Life Growth & Income Fund	Nuveen Life Core Equity Fund
TIAA-CREF Life International Equity Fund	Nuveen Life International Equity Fund
TIAA-CREF Life Large-Cap Value Fund	Nuveen Life Large Cap Value Fund
TIAA-CREF Life Real Estate Securities Fund	Nuveen Life Real Estate Securities Select Fund
TIAA-CREF Life Small-Cap Equity Fund	Nuveen Life Small Cap Equity Fund
TIAA-CREF Life Stock Index Fund	Nuveen Life Stock Index Fund
TIAA-CREF Life Core Bond Fund	Nuveen Life Core Bond Fund
TIAA-CREF Life Balanced Fund	Nuveen Life Balanced Fund
TIAA-CREF Life Money Market Fund	Nuveen Life Money Market Fund

The Board of Trustees (the “Board”) of the TIAA-CREF Life Funds has approved a change to the TIAA-CREF Life Growth & Income Fund’s investment objective, effective March 1, 2024. Therefore, effective as of March 1, 2024, the following language hereby replaces in its entirety the language in the Fund’s “Investment objective” section in both the Summary Prospectus and Statutory Prospectus:

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.